Consolidated Balance Sheets (Parenthetical) - $ / shares		Mar. 31, 2026		Dec. 17, 2025	Mar. 31, 2025
Ordinary share, par value		$ 0.001			$ 0.001
Ordinary share, shares authorized		500,000,000			500,000,000
Ordinary share, shares issued				59,564,571
Ordinary share, shares outstanding				59,564,571
Common Class A [Member]
Ordinary share, par value	[1]	$ 0.001			$ 0.001
Ordinary share, shares authorized	[1]	400,000,000			400,000,000
Ordinary share, shares issued		53,493,467	[1]	53,493,467	9,493,467	[1]
Ordinary share, shares outstanding		53,493,467	[1]	53,493,467	9,493,467	[1]
Common Class B [Member]
Ordinary share, par value	[1]	$ 0.001			$ 0.001
Ordinary share, shares authorized	[1]	50,000,000			50,000,000
Ordinary share, shares issued		6,071,104	[1]	6,071,104	6,071,104	[1]
Ordinary share, shares outstanding		6,071,104	[1]	6,071,104	6,071,104	[1]

[1]	The share amounts are presented on a retroactive basis, giving effect to the Share Redesignation (see Note 1).